OPERATING LEASE RIGHT OF USE ASSET AND OPERATING LEASE LIABILITY (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022
Borrowing Interest Rate	10.00%	10.00%
Prepaid rent	$ 4,659	$ 4,659
Lease Agreement [Member]
Capital Leases Description	The Company leases 2,911 square feet of office space located in the Research Park at Florida Atlantic University, Innovation Centre 1, 3998 FAU Boulevard, Suite 309, Boca Raton, Florida.	The Company leases 2,911 square feet of office space located in the Research Park at Florida Atlantic University, Innovation Centre 1, 3998 FAU Boulevard, Suite 309, Boca Raton, Florida